Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Jan. 01, 2018	[1]	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 76	$ 63
Hypothetic foreign exchange rate strengthening	10.00%
Financial debt percentage	67.00%
Decrease in net income due to change in the fair value	$ 7	11
Current maturities of debt	55	7
Other financial obligations	1,381	855	[1]			$ 1,176		$ 725
Cash flows provided by operating activities from continuing operations	1,282	$ 1,435	[1]	$ 1,714
Revolving credit facility	$ 1,135
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	23.00%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	3.20%	2.90%
Financial debt percentage	5.00%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.20%	5.40%
Financial debt percentage	2.00%
Hedge fund investments [member]
Disclosure of detailed information about financial instruments [line items]
Foreign currency translation	$ 1,250
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 19	$ 19
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.50%	0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	22.00%	37.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	27.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	6.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	8.00%
Currency risk [member] | Dominican Republic [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Israel [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 1,443
Other financial obligations	830
Cash flows provided by operating activities from continuing operations	1,284
Revolving credit facility	1,135
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Expense recognised during period for bad and doubtful debts for related party transaction	$ 116

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.